1
Gabelli Gold Fund, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.7%
Metals and Mining  — 99.7%
Asia/Pacific Rim  — 17.9%
5,071,429 Bellevue Gold Ltd.† .................................. $ 6,229,542
5,613,637 De Grey Mining Ltd.† ................................ 4,627,530
3,050,000 Evolution Mining Ltd. ............................... 7,115,366
2,000,000 Gold Road Resources Ltd. ........................ 2,059,214
2,189,126 Northern Star Resources Ltd. .................... 20,642,091
1,145,000 Perseus Mining Ltd., Australia .................. 1,604,200
4,450,000 Perseus Mining Ltd., Toronto .................... 6,373,334
17,736,651 RTG Mining Inc., CDI† .............................. 254,278
3,071,042 Westgold Resources Ltd. .......................... 5,243,261
54,148,816
Europe  — 4.2%
1,000,000 Centamin plc ............................................ 1,424,967
551,960 Endeavour Mining plc ............................... 11,214,012
12,638,979
North America  — 76.5%
240,204 Agnico Eagle Mines Ltd., New York ........... 14,328,169
235,859 Agnico Eagle Mines Ltd., Toronto .............. 14,063,956
22,675 Alamos Gold Inc., New York, Cl. A ............. 334,456
775,250 Alamos Gold Inc., Toronto, Cl. A ............... 11,429,436
910,000 Artemis Gold Inc.† ................................... 5,455,096
325,000 Aya Gold & Silver Inc.† ............................. 2,797,608
978,275 Barrick Gold Corp. .................................... 16,278,496
175,000 Collective Mining Ltd.† ............................. 516,777
106,479 Contango ORE Inc.† ................................. 2,113,608
785,000 Dundee Precious Metals Inc. ..................... 5,969,141
810,000 Eldorado Gold Corp.† ............................... 11,396,700
147,700 Franco-Nevada Corp. ................................ 17,599,040
1,425,000 K92 Mining Inc.† ...................................... 6,627,662
1,980,000 Karora Resources Inc.† ............................ 7,425,640
1,925,000 Kinross Gold Corp. ................................... 11,800,250
585,000 Lundin Gold Inc. ....................................... 8,222,952
95,533 MAG Silver Corp.† .................................... 1,010,739
70,000 MAG Silver Corp., New York† ................... 740,600
115,000 MAG Silver Corp., Toronto† ...................... 1,213,207
692,748 Newmont Corp. ........................................ 24,828,088
244,999 Osisko Development Corp.† ...................... 522,718
566,860 Osisko Gold Royalties Ltd. ........................ 9,302,940
1,640,000 Osisko Mining Inc.† .................................. 3,365,841
100,000 Pan American Silver Corp. ........................ 1,508,000
1,500,000 Probe Gold Inc.† ...................................... 1,727,511
85,000 Royal Gold Inc. ......................................... 10,353,850
425,000 Rupert Resources Ltd.† ............................ 1,116,976
60,000 Triple Flag Precious Metals Corp. .............. 867,000
1,630,000 Troilus Gold Corp.† .................................. 613,709
745,833 Victoria Gold Corp.† ................................. 3,645,059
1,656,000 Wesdome Gold Mines Ltd.† ...................... 12,335,492
1,800,000 Western Copper & Gold Corp.† ................. 2,750,729
Shares
Market
Value
408,000 Wheaton Precious Metals Corp. ................ $ 19,229,040
231,490,486
South Africa  — 1.1%
220,000 Gold Fields Ltd., ADR ............................... 3,495,800
TOTAL COMMON STOCKS .................. 301,774,081
WARRANTS  — 0.0%
Metals and Mining  — 0.0%
North America  — 0.0%
15,000 Contango ORE Inc., expire 05/09/26† ........ 89,929
250,000 Marathon Gold Corp., expire 09/19/24† ..... 9,211
24,999 Osisko Development Corp., expire
03/02/27† ............................................. 787
TOTAL WARRANTS .......................... 99,927
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.3%
$ 870,000 U.S. Treasury Bills,
5.279% to 5.292%††,
06/20/24 to 06/27/24 ............................ 859,488
TOTAL INVESTMENTS — 100.0%
(Cost $194,347,894) ............................. $ 302,733,496
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest